Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of significant accounting policies (Textual) [Abstract]
Revenue of all other clients individually	less than 5%
New client individual revenue	14.90%	11.30%
Other current assets consist of prepaid expenses	$ 820,000	$ 824,000
Florida economic development tax credit	0	130,000
Minimum cost of purchases under Property and equipment	1,000
Property and equipment, life	1 year
Largest amount of tax benefit	greater than 50%
Provision for interest or penalties related to uncertain tax positions	$ 0	$ 0
Dividend yield (%)	0.00%	0.00%